Income Taxes - Schedule of Tax Expenses by Jurisdiction (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current
U.S. Federal					$ 2,678,244	$ 2,409,796
U.S. State					(481,841)	1,088,249
Total current expense					2,196,403	3,498,045
Deferred
U.S. Federal					3,831,640	(3,310,028)
U.S. State					163,224	(684,861)
Total deferred provision (benefit)				$ (527,450)	3,994,890	(3,994,890)
Change in valuation allowance
Total provision for income tax expense (benefit), net		$ 167,340		$ 1,539,751	6,191,266	$ (496,845)
Previously Reported [Member]
Deferred
Total deferred provision (benefit)					$ 3,994,864